Property and Equipment (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 17,721	$ 17,721
Office furniture and equipment	52,242	52,242
Leasehold improvements	8,449	8,449
Total property and equipment	78,412	78,412
Accumulated depreciation	(66,692)	(53,575)
Total property and equipment, net	$ 11,720	$ 24,837